Preferred and Common Stock	12 Months Ended
Dec. 31, 2014
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 16: PREFERRED AND COMMON STOCK

Issuances to Employees and Exercise of Options

During 2014, pursuant to the stock plan approved by the Board of Directors, 15,000, 30,303, 19,626, 55,860 and 22,400 shares were issued following the exercise of options for cash at an exercise price of $3.18, $3.81, $5.87, $5.15 and $3.44 per share, respectively, for a total of $643.
On December 15, 2014, pursuant to the stock plan approved by the Board of Directors, Navios Holdings granted to its employees 1,151,052 shares of restricted common stock, 24,301 restricted stock units and 1,123,003 stock options.
During 2013, pursuant to the stock plan approved by the Board of Directors, 106,032, 29,243, 10,969 and 7,312 shares were issued following the exercise of options for cash at an exercise price of $3.18, $3.81, $5.87 and $5.15 per share, respectively, for a total of $551.
On December 11, 2013, pursuant to the stock plan approved by the Board of Directors, Navios Holdings issued to its employees 856,437 shares of restricted common stock, 30,000 restricted stock units and 674,809 stock options.
Vested, Surrendered and Forfeited
During 2014, 41,748 restricted stock units, issued to the Company's employees in 2013, 2012 and 2011, vested.
During 2013, 21,463 restricted stock units, issued to the Company's employees in 2012, 2011 and 2010, vested.
During the year ended December 31, 2014 and 2013, 24,248 and 25,836 restricted shares of common stock, respectively, were forfeited upon termination of employment.
As of  December 31, 2014,  314,250 stock options  expired.

Issuance of Cumulative Perpetual Preferred Stock
On January 28, 2014, the Company completed the sale of the Series G raising net proceeds of $47,846 (after deducting underwriting discounts and offering expenses).
On July 8, 2014, the Company completed the sale of the Series H raising net proceeds of $115,756 (after deducting underwriting discounts and offering expenses).
Conversion of Preferred Stock
During the year ended December 31, 2014, 1,410 shares of convertible preferred stock were automatically converted into 1,410,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms.
      Navios Holdings had outstanding as of December 31, 2014 and 2013, 105,831,718 and 104,261,029 shares of common stock, respectively, and 75,069 (20,000 Series G, 48,000 Series H and 7,069 shares of convertible preferred stock) and 8,479 shares of convertible preferred stock, respectively.